Nature of Business: Schedule of states with premiums greater than 5% of total direct premium and with deposits on annuity contracts greater than 5% of total deposits (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Direct Life and Health Premiums greater than 5% of total direct premiums	2015.00%	2014.00%	2013.00%
Deposits on Annuity Contracts greater than 5% of total deposits	2015.00%	2014.00%	2013.00%
MICHIGAN
Direct Life and Health Premiums greater than 5% of total direct premiums	63.00%	63.00%	64.00%
Deposits on Annuity Contracts greater than 5% of total deposits	8.00%	12.00%	11.00%
TEXAS
Direct Life and Health Premiums greater than 5% of total direct premiums	23.00%	22.00%	22.00%
Deposits on Annuity Contracts greater than 5% of total deposits	7.00%	8.00%
CALIFORNIA
Direct Life and Health Premiums greater than 5% of total direct premiums	5.00%	5.00%	5.00%
Deposits on Annuity Contracts greater than 5% of total deposits	8.00%
INDIANA
Deposits on Annuity Contracts greater than 5% of total deposits	6.00%	6.00%	6.00%
IOWA
Deposits on Annuity Contracts greater than 5% of total deposits	5.00%	8.00%	17.00%
WISCONSIN
Deposits on Annuity Contracts greater than 5% of total deposits	5.00%	7.00%	7.00%
PENNSYLVANIA
Deposits on Annuity Contracts greater than 5% of total deposits	5.00%	6.00%	5.00%
FLORIDA
Deposits on Annuity Contracts greater than 5% of total deposits	5.00%	5.00%
WASHINGTON
Deposits on Annuity Contracts greater than 5% of total deposits	5.00%
RHODE ISLAND
Deposits on Annuity Contracts greater than 5% of total deposits		8.00%	6.00%
UTAH
Deposits on Annuity Contracts greater than 5% of total deposits			5.00%